Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Detailed Information About Property, Plant and Equipment

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Other fixed assets	Total fixed assets
Investment Balances as of January 1, 2018		756,025,360	23,443,116	481,868,176	1,267,747,910	64,700,471	313,429,941	51,057,652	23,171,636	129,736,382	44,546,699	—	118,651	3,155,845,995
Acquisitions		13,362,218	1,059,027	852,308	38,829,246	329,969	4,958,299	473,812	117,632	54,407,962	434,698	(106)	—	114,825,065
Reclassifications		1,400,531	45,268	(1,603,022)	—	37,343	(4,039,499)	3,015,144	101,424	32,280	(6,620)	2,780,266	(869)	1,762,246
Capitalization		25,752,538	—	2,456,977	21,269,614	991,061	—	163,000	227,334	(50,828,761)	—	—	(31,763)	—
Reversal of impairment (Impairment)		20,226,139-	—	(59,632,531)	59,774,797	(831,561)	12,133,524	—	(6,981,561)	(3,269,810)	—	—	—	21,418,997
Disposals		(5,496,395)	(4,466,446)	(2,705,958)	(8,297,844)	(382,120)	—	(2,689,566)	(1,476,513)	(725,540)	(623,152)	(2,780,160)	(53,361)	(29,697,055)

Balances as of December 31, 2018	Ps.	811,270,391	20,080,965	421,235,950	1,379,323,723	64,845,163	326,482,265	52,020,042	15,159,952	129,352,513	44,351,625	—	32,659	3,264,155,248

Transfers to rights of use		—	(7,005,141)	—	—	—	—	—	—	—	—	—	—	(7,005,141)
Acquisitions		8,337,019	252,382	1,251,488	29,072,723	316,499	5,436,425	184,863	1,735,581	82,520,111	182,563	—	—	129,289,654
Reclassifications		(1,381,310)	—	428,738	—	(51,885)	(614,430)	(234,643)	47,110	(106,429)	(16,161)	35,403	—	(1,893,607)
Unsuccessful wells		—	—	—	(69,231,587)	—	—	—	—	(7,922,365)	—	—	—	(77,153,952)
Capitalization		6,830,064	—	6,538,540	35,251,706	143,312	13,013,199	2,566	955,134	(62,722,409)	(12,112)	—	—	—
(Impairment) reversal of impairment		24,464,081	—	(4,008,680)	(83,730,351)	(499,722)	(31,991,592)	—	(1,430,077)	114,127	—	—	—	(97,082,214)
Disposals		(3,396,366)	(235,382)	(301,359)	(151,405)	(1,435,140)	—	(1,565,266)	(112,482)	(1,310,108)	(356,379)	(35,403)	(32,659)	(8,931,949)

Balances as of December 31, 2019	Ps.	846,123,879	13,092,824	425,144,677	1,290,534,809	63,318,227	312,325,867	50,407,562	16,355,218	139,925,440	44,149,536	—	—	3,201,378,039

Accumulated depreciation and amortization Balances as of January 1, 2018		(394,024,147)	(5,013,984)	(159,959,414)	(908,399,636)	(41,041,009)	(165,207,235)	(38,972,938)	(6,718,306)	—	—	—	—	(1,719,336,669)
Depreciation and amortization		(44,925,549)	(1,347,046)	(14,799,664)	(70,255,577)	(2,026,403)	(15,968,324)	(2,827,887)	(1,231,590)	—	—	—	—	(153,382,040)
Reclassifications		(212,207)	(45,953)	232,680	—	17,387	1,344,469	(3,003,850)	(94,772)	—	—	—	—	(1,762,246)
Disposals		2,558,780	408,502	1,262,358	5,187,467	125,769	—	2,643,297	625,618	—	—	—	—	12,811,791

Balances as of December 31, 2018	Ps.	(436,603,123)	(5,998,481)	(173,264,040)	(973,467,746)	(42,924,256)	(179,831,090)	(42,161,378)	(7,419,050)	—	—	—	—	(1,861,669,164)

Transfers to rights of use		—	943,639	—	—	—	—	—	—	—	—	—	—	943,639
Depreciation and amortization		(49,473,592)	(591,168)	(16,380,653)	(51,574,532)	(2,131,913)	(13,820,275)	(2,556,539)	(658,338)	—	—	—	—	(137,187,010)
Reclassifications		1,303,186	—	41,225	—	205,661	116,278	220,301	6,956	—	—	—	—	1,893,607
Disposals		3,308,366	128,561	184,172	817	1,226,345	—	1,449,659	92,471	—	—	—	—	6,390,391

Balances as of December 31, 2019	Ps.	(481,465,163)	(5,517,449)	(189,419,296)	(1,025,041,461)	(43,624,163)	(193,535,087)	(43,047,957)	(7,977,961)	—	—	—	—	(1,989,628,537)

Wells, pipelines, properties, plant and equipment—net as of December 31,2018	Ps.	374,667,268	14,082,484	247,971,910	405,855,977	21,920,907	146,651,175	9,858,664	7,740,902	129,352,513	44,351,625	—	32,659	1,402,486,084

Wells, pipelines, properties, plant and equipment—net as of December 31,2019	Ps.	364,658,716	7,575,375	235,725,381	265,493,348	19,694,064	118,790,780	7,359,605	8,377,257	139,925,440	44,149,536	—	—	1,211,749,502

Depreciation rates		3 to 5%	5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—	—	—
Estimated useful lives		20 to 35	20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—	—	—

(1)	Mainly wells, pipelines and plants.

A.
As of December 31, 2019, 2018 and 2017, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 2,959,025, Ps. 2,198,191 and Ps. 3,060,963, respectively. Financing cost rates during 2019, 2018 and 2017 were 5.27% to 6.84%, 4.94% to 6.07% and 6.40% to 12.20%, respectively.

B.
The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2019, 2018 and 2017, recognized in operating costs and expenses, was Ps. 137,187,010, Ps. 153,382,040 and Ps. 156,704,513, respectively, which includes costs related to plugging and abandonment of wells for the years ended December 31, 2019, 2018 and 2017 of Ps. 4,700,151, Ps. 983,438 and Ps. 850,015, respectively.

C.
As of December 31, 2019 and 2018, provisions relating to future plugging of wells costs amounted to Ps. 80,849,900and Ps. 84,050,900, respectively, and are presented in the “Provisions for plugging of wells” (see Note 20).

D.
As of December 31, 2019 and 2018, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 5,986,055 and Ps. 6,726,769, respectively (see Note 14) and Ps. 1,072,537 from available-for-sale
non-financial
assets as of December 31, 2019.

E.
As of December 31, 2019, 2018 and 2017, PEMEX recognized a net impairment of Ps. (97,082,214) and a net reversal of impairment of Ps. 21,418,997, respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

Summary of Recoverable Amount of Assets
The recoverable amounts of the assets as of December 31, 2019 and 2018, corresponding to the discounted cash flows at the rate of11.94% and 13.55%, respectively, as follows:

	2019		2018
TAD, TDGL, TOMS (Storage terminals)	Ps.	147,249,859	Ps.	92,772,003
Land Transport (white pipes)		—		445,377
Pipelines		104,719,495		—
Primary logistics		73,821,371		111,941,265

Total	Ps.	325,790,725	Ps.	205,158,645

Consolidated and Separate Financial Statements
See below for a condensed statement of comprehensive income and condensed statement of financial position, summarizing the projects listed above:

						Production-sharing contracts
As of /For the year ended December 31, 2019	EK / Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Santuario El Golpe	Misión	Ébano

Sales:
Net sales	12,341,712	—	—	—	—	—	—	—	—	1,690,908	972,780	709,705
Cost of sales	5,283,643	87,696	130,234	12,937	18,047	58,199	20,660	39,546	64,447	914,498	931,658	313,765

Gross income (loss)	7,058,069	(87,696)	(130,234)	(12,937)	(18,047)	(58,199)	(20,660)	(39,546)	(64,447)	776,410	41,122	395,939
Other income (loss), net	(272,589)	—	—	—	—	—	—	—	—	—	—	—
Administrative expenses	105,341	—	—	—	—	—	—	—	—	—	—	—

Operating income (loss)	6,680,139	(87,696)	(130,234)	(12,937)	(18,047)	(58,199)	(20,660)	(39,546)	(64,447)	776,410	41,122	395,939
Taxes, duties and other	—	—	—	—	—	—	—	—	—	—	—	—

Net income (loss)	6,680,139	(87,696)	(130,234)	(12,937)	(18,047)	(58,199)	(20,660)	(39,546)	(64,447)	776,410	41,122	395,939

Cash and cash equivalents	9	7,685	7,690	—	—	35,721	1	20,632	—	5	5	—
Accounts receivable	12,341,723	127,107	26,521	28,954	11,886	11,787	—	25,262	32,640	1,912,671	1,332,374	709,705

Total current assets	12,341,732	134,792	34,211	28,954	11,886	47,508	1	45,894	32,640	1,912,676	1,332,379	709,705
Wells, pipelines, properties, plant and equipment, net	24,944,217	—	—	—	—	—	—	—	—	1,222,964	1,460,005	1,352,301

Total assets	37,285,949	134,792	34,211	28,954	11,886	47,508	1	45,894	32,640	3,135,640	2,792,384	2,062,005

Suppliers	793,743	—	—	12,937	18,047	273	162	162	64,447	981,659	607,862	242,625
Taxes and duties payable	4,930	12,613	16,286	—	—	24,450	14,147	30,887	—	—	—	—
Other current liabilities	2,658,298	209,875	148,159	28,954	11,886	80,984	6,352	54,391	32,640	221,768	359,598	—

Total liabilities	3,456,971	222,488	164,445	41,891	29,933	105,707	20,661	85,440	97,087	1,203,427	967,461	242,625

Equity (deficit), net	33,878,978	(87,696)	(130,234)	(12,937)	(18,047)	(58,199)	(20,660)	(39,546)	(64,447)	1,932,212	1,824,923	1,819,380

Production-sharing contracts
As of /For the year ended December 31, 2018	EK / Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Block 35	Santuario El Golpe	Misión	Ébano
Sales:
Net sales	10,374,061	—	—	—	—	—	—	—	—	—	1,268,482	644,768	421,591
Cost of sales	4,204,499	57,197	67,481	12,485	10,332	60,624	8,072	5,871	8,337	20,142	305,733	306,110	97,643

Gross income (loss)	6,169,562	(57,197)	(67,481)	(12,485)	(10,332)	(60,624)	(8,072)	(5,871)	(8,337)	(20,142)	962,749	338,658	323,948
Other income (loss), net	157,876	—	—	—	—	—	—	—	—	—	—	—	—
Administrative expenses	129,451	—	—	—	—	—	—	—	—	—	—	—	—

Operating income (loss)	6,197,987	(57,197)	(67,481)	(12,485)	(10,332)	(60,624)	(8,072)	(5,871)	(8,337)	(20,142)	962,749	338,658	323,948
Taxes, duties and other	3,980	—	—	—	—	—	—	—	—	—	—	—	—

Net income (loss)	6,194,007	(57,197)	(67,481)	(12,485)	(10,332)	(60,624)	(8,072)	(5,871)	(8,337)	(20,142)	962,749	338,658	323,948

Cash and cash equivalents	—	54,617	112,592	—	—	—	—	10,578	—	—	—	—	—
Accounts receivable	11,698,071	27,376	27,189	874	927	—	—	—	35,454	3,701	1,308,008	669,805	335,434

Total current assets	11,698,071	81,993	139,780	874	927	—	—	10,578	35,454	3,701	1,308,008	669,805	335,434
Wells, pipelines, properties, plant and equipment, net	20,344,054	—	—	—	—	—	—	—	—	—	1,022,923	2,210,968	406,075

Total assets	32,042,125	81,993	139,780	874	927	—	—	10,578	35,454	3,701	2,330,931	2,880,773	741,509

Suppliers	1,466,286	—	—	—	—	—	—	—	—	—	—	35,984	—
Taxes and duties payable	3,980	—	—	—	—	—	—	—	—	—	—	—	—
Other current liabilities	2,436,996	139,190	207,261	13,359	11,259	60,624	8,072	16,449	43,791	23,843	301,619	207,387	—

Total current liabilities	3,907,262	139,190	207,261	13,359	11,259	60,624	8,072	16,449	43,791	23,843	301,619	243,371	—
Other liabilities	69,195

Total liabilities	3,976,457	139,190	207,261	13,359	11,259	60,624	8,072	16,449	43,791	23,843	301,619	243,371	—

Equity (deficit), net	21,871,661	—	—	—	—	—	—	—	—	—	1,066,563	2,298,744	417,561

	License contracts
As of /For the year ended December 31, 2019	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla
Sales:
Net sales	—	—	—	—	—	1,359,678	1,503,287	291,271
Cost of sales	38,963	138,970	119,687	127,344	80,626	1,393,579	927,624	140,277

Gross income (loss)	(38,963)	(138,970)	(119,687)	(127,344)	(80,626)	(33,901)	575,662	150,994
Other income (loss), net	—	—	—	—	—	—	—	—
Administrative expenses	—	—	—	—	—	—	—	—

Operating income (loss)	(38,963)	(138,970)	(119,687)	(127,344)	(80,626)	(33,901)	575,662	150,994
Taxes, duties and other	—	—	—	—	—	—	—	—

Net income (loss)	(38,963)	(138,970)	(119,687)	(127,344)	(80,626)	(33,901)	575,662	150,994

Cash and cash equivalents	—	—	—	—	—	14	493	—
Accounts receivable	—	10,867	—	—	16,811	1,784,730	1,796,868	291,271

Total current assets	—	10,867	—	—	16,811	1,784,744	1,797,362	291,271
Wells, pipelines, properties, plant and equipment, net	—	—	—	—		1,781,796	1,188,771	105,499

Total assets	—	10,867	—	—	16,811	3,566,540	2,986,133	396,769

Suppliers	38,963	138,970	648	273	80,626	1,816,599	1,026,189	132,325
Taxes and duties payable	—	—	82,155	87,698	—	—	—	—
Other current liabilities	—	10,867	36,884	39,373	16,811	—	294,075	—

Total liabilities	38,963	149,836	119,687	127,344	97,438	1,816,599	1,320,264	132,325

Equity (deficit), net	(38,963)	(138,970)	(119,687)	(127,344)	(80,626)	1,749,941	1,665,869	264,444

				License contracts
As of /For the year ended December 31, 2018	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla
Sales:
Net sales	—	—	—	—	—	1,586,080	1,265,620
Cost of sales	58,261	41,156	52,555	9,390	186,693	714,233	604,373	2,713

Gross income (loss)	(58,261)	(41,156)	(52,555)	(9,390)	(186,693)	871,847	661,247	(2,713)
Other income (loss), net	—	—	—	—	—	—	—	—
Administrative expenses	—	—	—	—	—	—	—	—

Operating income (loss)	(58,261)	(41,156)	(52,555)	(9,390)	(186,693)	871,847	661,247	(2,713)
Taxes, duties and other	—	—	—	—	—	—	—	—

Net income (loss)	(58,261)	(41,156)	(52,555)	(9,390)	(186,693)	871,847	661,247	(2,713)

Cash and cash equivalents	—	—	—	3,362	—	—	—	—
Accounts receivable	14,888	6,151	—	—	23,555	1,820,428	1,300,773	406

Total current assets	14,888	6,151	—	3,362	23,555	1,820,428	1,300,774	406
Wells, pipelines, properties, plant and equipment, net	—	—	—	—	—	2,528,860	2,122,341	26,206

Total assets	14,888	6,151	—	3,362	23,555	4,349,288	3,423,115	26,612

Suppliers	—	—	—	—	—	—	—	—
Taxes and duties payable	—	—	—	—	—	—	—	—
Other current liabilities	73,149	47,307	52,555	12,752	210,248	860,137	564,565	2,943

Total current liabilities	73,149	47,307	52,555	12,752	210,248	860,137	564,565	2,943

Other liabilities
Total liabilities	73,149	47,307	52,555	12,752	210,248	860,137	564,565	2,943

Equity (deficit), net	—	—	—	—	—	2,617,304	2,197,303	26,382

Pemex industrial transformation [member]
Statement [LineItems]
Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated with the cash-generating units of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of December 31,
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019
	Refining			Gas			Petrochemicals			Ethylene**
Average crude oil Price	54.13 usd	53.98 usd	51.30 usd	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
Processed volume	723 mbd	680 mbd	767mbd	2,056 mmpcd of humid gas	2,717 mmpcd of humid gas	3,085 mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S. dollar	$18.8452	$19.6829	$19.7867	$18.8452	$19.68	$19.7867	$18.8452	$19.6829	$19.7867	$18.8452
Useful lives of the cash generating units (year average)	12	14	16	7	8	9	7	7	6	6
Discount rate	11.47%	11.52%	11.523	10.22%	10.22%	10.24%	8.61%	8. 92%	9.71	8.03%
Period *	2020 - 2032	2019-2034	2014-034	2020 - 2027	2019-2027	2018-2029	2020 - 2027	2019-2026	2016-2024	2020 - 2026

*	The first 5 years are projected and stabilize at year 6.
**	This entity was merged into Pemex Industrial Transformation on July, 2019 (see Note 1).

PEMEX [member]
Statement [LineItems]
Summary of Net Impairment and Net Reversal of Impairment

	2019					2018					29019
	(Impairment)		Reversal of impairment	(Impairment) / Reversal of impairment, net		(Impairment)		Reversal of impairment	Reversal of impairment / (Impairment) , net		(Impairment)		Reversal of impairment		(Impairment) / Reversal of impairment, net
Pemex Exploration and Production	Ps.	(307,913,947)	138,079,000	Ps.	(169,834,947)	Ps.	(63,252,635)	128,266,251	Ps.	65,013,616	Ps.	(129,350,315)	Ps.	-	Ps.	(129,350,315)
Pemex Industrial Transformation		(1,275,480)	43,519,422		42,243,942		(13,788,470)	14,448,080		659,610		(19,751,882)		3,799,790		(15,952,092)
Pemex Logistics		—	34,119,240		34,119,240		(40,288,338)	—		(40,288,338)		—		—		—
Pemex Fertilizers		(2,298,775)	—		(2,298,775)		(2,246,264)	—		(2,246,264)		(1,935,500)		—		(1,935,500)
AGRO		—	—		—		—	—		—		(4,206,653)		—		(4,206,653)
PMI Azufre Industrial		(796,263)	—		(796,263)		—	—		—		—		—		—
PMI NASA		(1,162,014)	646,603		(515,411)		(1,719,627)	—		(1,719,627)		—		—		—

Total	Ps.	(313,446,479)	216,364,265	Ps.	(97,082,214)	Ps.	(121,295,334)	142,714,331	Ps.	21,418,997	Ps.	(155,244,350)		3,799,790	Ps.	(151,444,560)

Pemex exploration and production [member]
Statement [LineItems]
Summary of Net Impairment and Net Reversal of Impairment
The net reversal of impairment was in the following cash generating units:

	2019		2018		2017
Salina Cruz Refinery	Ps.	13,535,526	Ps.	-	Ps.	(5,579,997)
Minatitlán Refinery		9,391,433		14,448,080		(5,691,005)
Madero Refinery		7,721,233		—		(8,480,880)
Morelos Petrochemical complex		7,547,233		—		—
Tula Refinery		2,180,074		—		—
Cangrejera Petrochemical Center		3,143,924		—		—

Reversal of impairment		43,519,423		14,440,080		(19,751,882)

Pajaritos Petrochemical Complex		(1,275,480)		—		3,565,355
Independencia Petrochemical Center		—		—		112,292
Arenque Gas Processor Complex		—		—		57,039
Matapionche Gas Processor Complex		—		—		65,104
Salina Cruz Refinery		—		(7,955,528)		—
Tula Refinery		—		(5,099,635)		—
Madero Refinery		—		(733,307)		—

Impairment		(1,275,480)		(13,788,470)		3,799,790

Net reversal of impairment	Ps.	42,243,943	Ps.	659,610	Ps.	(15,952,092)

the value in use for the impairment of fixed assets was as follows:

	2018		2017
Minatitlán Refinery	Ps.	54,846,565	Ps.	32,531,925
Madero Refinery		21,083,328		11,420,952
Salina Cruz Refinery		9,428,152		12,051,597
Cangrejera Petrochemical Center		—		17,544,825
Independencia Petrochemical Center		—		3,146,413
Arenque Gas Processor Complex		—		1,283,201
Matapionche Gas Processor Complex		—		1,074,729
Tula Refinery		39,429,897		12,051,597

Total value in use	Ps.	124,787,942	Ps.	79,053,642

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2019	2018	2017
Average crude oil price	48.69 USD/bl	58.02 USD/bl	55.89 USD/bl
Average gas price	5.07 USD/mpc	4.89 USD/mpc	4.92 USD/mpc
Average condensates price	57.67 USD/bl	43.21 USD/bl	38.33 USD/bl
Discount rate	6.18% annual	7.03% annual	14.40% annually